Investment Securities (Roll-forward of Credit Loss Component Recognized in Earnings) (Detail) - Corporate Bonds [Member] - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Roll-forward of credit loss component recognized in earnings:
Balance at beginning of period	¥ 1,761	¥ 3,498
Additions: Initial credit impairments	661	34
Additions: Subsequent credit impairments		51
Reductions: Securities sold or matured	(296)	(233)
Balance at end of period	¥ 2,126	¥ 3,350